Cover Page Document	Dec. 07, 2020
Cover [Abstract]
Entity Central Index Key	0001549346
Document Type	8-K
Document Period End Date	Dec. 07, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35669
Entity Tax Identification Number	80-0812659
Entity Address, Address Line One	350 Fifth Avenue, 21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
City Area Code	646
Local Phone Number	710-3417
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	SSTK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Registrant Name	Shutterstock, Inc.